Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total deferred tax assets	¥ 557	¥ 483
Set-off of deferred tax assets pursuant to set-off provisions	(59)	(61)
Net deferred tax assets	498	422
Right-of-use assets	287	295
Total deferred tax liabilities	563	259
Set-off of deferred tax liabilities pursuant to set-off provisions	(59)	(61)
Net deferred tax liabilities	504	198
Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Prepayment and other investments	195	158
Deferred revenue	43	29
Accruals	199	185
Lease liabilities	65	61
Others	55	50
Total deferred tax assets	557	483
Set-off of deferred tax assets pursuant to set-off provisions	(59)	(61)
Net deferred tax assets	498	422
Intangible assets acquired in business combinations	386	173
Right-of-use assets	59	58
Withholding tax on earnings expected to be remitted by subsidiaries	86	0
Others	32	28
Total deferred tax liabilities	563	259
Set-off of deferred tax liabilities pursuant to set-off provisions	(59)	(61)
Net deferred tax liabilities	¥ 504	¥ 198